Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (70.1%)
$1,700	Federal Farm Credit Banks, USBMMY3M + 0.115% (1)	(AA+, Aaa)	02/24/22	0.215	$1,701,206
20,510	Federal Farm Credit Banks	(AA+, Aaa)	04/08/22	0.950	20,513,187
5,500	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.370	5,518,127
11,900	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.380	11,955,573
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.520	5,337,912
31,000	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.450	31,201,746
4,400	Federal Farm Credit Banks	(AA+, Aaa)	04/09/25	1.150	4,401,019
12,700	Federal Farm Credit Banks	(AA+, Aaa)	11/25/25	2.050	12,715,256
1,600	Federal Farm Credit Banks	(AA+, Aaa)	10/15/26	2.230	1,601,183
11,085	Federal Home Loan Banks, LIBOR 1M - 0.010% (1)	(AA+, Aaa)	04/05/21	0.149	11,087,429
10,400	Federal Home Loan Banks, LIBOR 1M - 0.010% (1)	(AA+, Aaa)	05/03/21	0.146	10,402,638
6,000	Federal Home Loan Banks, LIBOR 1M + 0.000% (1)	(AA+, Aaa)	10/15/21	0.152	5,996,853
6,000	Federal Home Loan Banks, SOFR + 0.150% (1)	(AA+, Aaa)	11/15/21	0.220	6,007,151
12,000	Federal Home Loan Mortgage Corp., SOFR + 0.145% (1)	(AA+, Aaa)	12/09/21	0.215	12,014,041
16,000	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.200	16,018,088
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,625,477
12,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/28/23	0.450	12,004,606
7,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	7,107,926
8,400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/20/26	0.900	8,391,691
10,000	Federal National Mortgage Association, SOFR + 0.320% (1)	(AA+, Aaa)	10/22/21	0.390	10,029,526
14,200	Federal National Mortgage Association, SOFR + 0.360% (1)	(AA+, Aaa)	01/20/22	0.430	14,257,540
10,000	Federal National Mortgage Association, SOFR + 0.300% (1)	(AA+, Aaa)	01/27/22	0.370	10,032,982
7,000	Federal National Mortgage Association, SOFR + 0.110% (1)	(AA+, Aaa)	03/04/22	0.180	7,005,297
35,000	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.420	35,155,441
10,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.460	10,151,707
5,100	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.250	5,109,751
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	9,008,824
8,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	8,002,775
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	6,084,021
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	7,541,595
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $310,987,041)					311,980,568

UNITED STATES TREASURY OBLIGATIONS (24.0%)
5,500	United States Treasury Bills (2)	(AA+, Aaa)	11/05/20	0.092	5,499,586
4,500	United States Treasury Bills (2)	(AA+, Aaa)	11/27/20	0.098	4,499,394
5,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220% (1)(3)	(AA+, Aaa)	07/31/21	0.320	5,009,576
9,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.300% (1)(4)	(AA+, Aaa)	10/31/21	0.400	9,030,080
14,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154% (1)(4)	(AA+, Aaa)	01/31/22	0.254	14,024,775
36,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1)(3)	(AA+, Aaa)	04/30/22	0.214	36,741,629
32,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	07/31/22	0.155	32,003,691
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $106,735,178)					106,808,731
TOTAL INVESTMENTS AT VALUE (94.1%) (Cost $417,722,219)					418,789,299
OTHER ASSETS IN EXCESS OF LIABILITIES (5.9%)					26,208,039
NET ASSETS (100.0%)					$444,997,338

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2020.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of September 30, 2020.
(3)	At September 30, 2020, $1,202,136 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(4)	At September 30, 2020, $11,818,723 in the value of this security has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS
1M = 1 Month
LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate
USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2020 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Soybean Meal Futures	USD	Mar 2021	223	$7,548,550	$601,259
Energy
Light Sweet Crude Oil Futures	USD	Mar 2021	58	2,405,260	$(144,867)
					$456,392
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Nov 2020	(58)	(2,332,760)	$153,865
					$610,257

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ Received	Net Unrealized Appreciation (Depreciation)
USD	$23,998,794	11/04/20	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	$—	$(4,650)
USD	10,983,760	11/04/20	Bank of America	Bloomberg Commodity Index 3 Month Forward Total Return	0.22%	At Maturity	—	(4,665)
USD	50,460,113	11/04/20	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.36%	At Maturity	—	(148,894)
USD	58,528,005	11/04/20	Citigroup	Bloomberg Commodity Index Total Return	0.21%	At Maturity	—	(120,907)
USD	31,673,904	11/04/20	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	(65,363)
USD	39,067,279	11/04/20	Macquarie	Bloomberg Commodity Index Total Return	0.19%	At Maturity	—	(80,534)
USD	48,957,026	11/04/20	Macquarie	Macquarie Commodity Customized Product 112T Index(b)	0.36%	At Maturity	—	(145,362)
USD	41,239,997	11/04/20	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.24%	At Maturity	—	(8,171)
USD	49,846,543	11/04/20	Societe Generale	Bloomberg Commodity Index Total Return	0.21%	At Maturity	—	(102,973)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2020 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ Received	Net Unrealized Appreciation (Depreciation)
USD	$52,244,380	11/04/20	Societe Generale	Societe Generale P04 TR Index(c)	0.36%	At Maturity	$—	$16,394
USD	39,839,117	11/04/20	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	0.23%	At Maturity	—	(7,806)
								$(672,931)

Commodity Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ Received	Net Unrealized Appreciation (Depreciation)
USD	$(6,960,945)	02/19/21	Bank of America	Return on Soybean Meal Mar 2021 Futures	—	At Maturity	$—	$(587,605)

(a)	Private index, constituents are available at the counterparty’s website
(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/20 Value(1)
COMEX Gold DEC 20 Futures	16.78%	43.20	8,189,432
NYMEX Nat Gas NOV 20 Futures	9.93%	191.86	4,848,214
COMEX High Grade Copper MAY 21 Futures	7.73%	49.60	3,772,510
CBOT Soybeans NOV 20 Futures	6.31%	60.19	3,080,005
CBOT Corn MAR 21 Futures	5.93%	149.17	2,895,669
NYMEX WTI Crude Oil MAR 21 Futures	5.07%	59.64	2,473,102
COMEX Silver DEC 20 Futures	4.92%	20.46	2,403,376
ICE Brent Crude Oil JAN 21 Futures	4.41%	50.31	2,150,635
LME Aluminium JUN 21 Futures	4.31%	46.80	2,106,209
CBOT Soy Meal DEC 20 Futures	3.87%	55.15	1,890,672
CME Live Cattle DEC 20 Futures	3.66%	39.76	1,786,643
LME Zinc DEC 20 Futures	3.55%	28.89	1,734,892
CBOT Wheat MAR 21 Futures	3.30%	55.13	1,609,110
NYBOT Sugar MAR 21 Futures	3.01%	97.23	1,471,186
LME Nickel JUN 21 Futures	2.95%	16.41	1,438,300
CBOT Bean Oil MAR 21 Futures	2.84%	69.42	1,385,771
NYBOT Coffee DEC 20 Futures	2.54%	29.84	1,241,682
CME Lean Hogs FEB 21 Futures	1.66%	29.71	808,000
KCBOT Kansas Wheat MAR 21 Futures	1.64%	30.92	801,225
NYMEX Unleaded Gasoline MAR 21 Futures	1.52%	14.79	741,537
NYBOT Cotton MAR 21 Futures	1.44%	21.16	704,001
ICE Gas Oil JAN 21 Futures	1.43%	20.34	696,638
NYMEX Heating Oil MAR 21 Futures	1.20%	11.58	586,766

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2020.

(c)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/30 Value(1)
COMEX Gold DEC 20 Futures	17.05%	47.01	8,911,167
NYMEX Nat Gas JAN 21 Futures	10.18%	162.86	5,320,568
COMEX High Grade Copper MAR 21 Futures	7.35%	50.57	3,841,994
CBOT Soybeans NOV 20 Futures	6.34%	64.78	3,315,163
CBOT Corn MAR 21 Futures	6.02%	162.11	3,146,870
COMEX Silver DEC 20 Futures	5.11%	22.73	2,670,214
NYMEX WTI Crude Oil JUN 21 Futures	4.91%	60.72	2,567,252
ICE Brent Crude Oil JAN 21 Futures	4.29%	52.48	2,243,733
LME Aluminium DEC 20 Futures	4.27%	50.59	2,231,189
CBOT Soy Meal DEC 20 Futures	3.95%	60.24	2,064,987
CME Live Cattle DEC 20 Futures	3.66%	42.59	1,913,941
LME Zinc DEC 20 Futures	3.46%	30.08	1,806,275
CBOT Wheat DEC 20 Futures	3.29%	59.52	1,720,038
NYBOT Sugar MAR 21 Futures	3.05%	105.18	1,591,467
LME Nickel DEC 20 Futures	2.93%	17.57	1,529,794
CBOT Bean Oil DEC 20 Futures	2.80%	73.51	1,461,327
NYBOT Coffee MAR 21 Futures	2.49%	30.74	1,299,306
CME Lean Hogs DEC 20 Futures	1.68%	34.68	875,437
KCBOT Kansas Wheat DEC 20 Futures	1.65%	33.84	862,371
NYMEX Unleaded Gasoline JAN 21 Futures	1.50%	15.99	781,360
NYBOT Cotton DEC 20 Futures	1.45%	23.09	759,409
ICE Gas Oil JAN 21 Futures	1.38%	21.12	723,346
NYMEX Heating Oil JAN 21 Futures	1.19%	12.51	620,385

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2020.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse, who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$311,980,568	$—	$311,980,568
United States Treasury Obligations	—	106,808,731	—	106,808,731
	$—	$418,789,299	$—	$418,789,299
Other Financial Instruments*
Futures Contracts	$755,124	$—	$—	$755,124
Swap Contracts**	—	16,394	—	16,394

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$144,867	$—	$—	$144,867
Swap Contracts**	—	1,276,930	—	1,276,930

*   Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

** Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended September 30, 2020, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.